Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended				12 Months Ended								3 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012 reporting_unit	May 31, 2012	Aug. 31, 2011 reporting_unit	Feb. 28, 2013 reporting_unit reportable_segment	May 31, 2012 reporting_unit	Feb. 29, 2012		May 31, 2012 reporting_unit reportable_segment	May 31, 2011		May 31, 2010		May 31, 2009	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]	May 31, 2012 Spine and Bone Healing and Dental Reconstructive [Member]	Feb. 28, 2013 Dental Reconstructive [Member]	May 31, 2012 Dental Reconstructive [Member]	May 31, 2012 U.S. Reconstructive [Member]	Feb. 28, 2013 U.S. Reconstructive [Member]	May 31, 2012 International [Member]	Feb. 28, 2013 International [Member]	May 31, 2011 Europe [Member]	May 31, 2012 Europe [Member]	Feb. 28, 2013 Europe [Member]
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 597,100,000	$ 4,114,400,000		$ 3,927,500,000	$ 4,114,400,000			$ 4,114,400,000	$ 4,470,100,000		$ 4,707,500,000		$ 4,780,500,000				$ 66,300,000	$ 298,600,000	$ 2,971,900,000	$ 2,973,400,000	$ 555,500,000	$ 523,500,000		$ 223,000,000	$ 299,400,000
Number of reportable segments				1				1
Number of reporting units eliminated upon reorganization			3
Number of reporting units for purposes of testing goodwill	6		8		6
Goodwill and intangible assets impairment charge		529,800,000		334,100,000		0	[1]	529,800,000	941,400,000	[1]	0	[1]				529,800,000	334,100,000						941,400,000
Discount rates used in impairment test														9.20%	13.50%
Impact on fair value of the consolidated company by a 1% increase in discount rate utilized	1,300,000,000
Impact on fair value of the consolidated company by a 1% decrease in discount rate utilized	1,800,000,000
Number of goodwill reporting tested under two-step method	2
Goodwill impairment charge	291,900,000			233,000,000				291,900,000	422,800,000		0
Implied fair value of goodwill	305,200,000
Carrying value of definite-lived intangible assets	432,400,000
Definite-lived intangible asset impairment charge	229,800,000
Fair value of definite-lived intangible assets	202,600,000
Carrying value of indefinite-lived intangible assets	75,100,000
Indefinite-lived intangible asset impairment charge	8,100,000
Fair value of indefinite-lived intangible assets	67,000,000
Number of reporting units at higher risk for failing step one of the goodwill impairment test				4				4
Level of excess fair value over carrying value for higher risk reporting units (less than 10%)								10.00%										10.00%	10.00%		10.00%			10.00%
Intangible assets, expected amortization expense during next 12 months		305,400,000		303,800,000	305,400,000			305,400,000
Intangible assets, expected amortization expense for year 2		295,100,000		287,000,000	295,100,000			295,100,000
Intangible assets, expected amortization expense for year 3		277,400,000		270,000,000	277,400,000			277,400,000
Intangible assets, expected amortization expense for year 4		268,900,000		262,000,000	268,900,000			268,900,000
Intangible assets, expected amortization expense for year 5		$ 263,700,000		$ 257,500,000	$ 263,700,000			$ 263,700,000

[1]	Certain amounts have been adjusted to conform to the current presentation.